SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of deferred warranty activity - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred warranty activity [Abstract]
Balance, beginning of year	$ 20,631	$ 30,690
Balance, end of year	2,467	20,631
Additions	20,826	32,106
Transfer to revenue	$ (39,050)	$ (42,166)